CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares
Par value	₪ 0.2	₪ 0.2
Authorized	57,500,000	57,500,000
Issued	15,205,075	11,811,709
Outstanding	15,205,075	11,811,709